Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2018	Jun. 30, 2018
Current assets
Cash and cash equivalents	$ 15,575	$ 15,871
Trade and other receivables	6,395	3,096
Other financial assets	237	200
Inventories	3,972	3,764
Assets held for sale		11,939
Current tax assets	92	106
Other	136	154
Total current assets	26,407	35,130
Non-current assets
Trade and other receivables	196	180
Other financial assets	885	999
Inventories	1,041	1,141
Property, plant and equipment	66,673	67,182
Intangible assets	718	778
Investments accounted for using the equity method	2,582	2,473
Deferred tax assets	3,849	4,041
Other	63	69
Total non-current assets	76,007	76,863
Total assets	102,414	111,993
Current liabilities
Trade and other payables	5,616	5,977
Interest bearing liabilities	1,527	2,736
Liabilities held for sale		1,222
Other financial liabilities	19	138
Current tax payable	1,101	1,773
Provisions	1,977	2,025
Deferred income	128	118
Total current liabilities	10,368	13,989
Non-current liabilities
Trade and other payables	4	3
Interest bearing liabilities	23,938	24,069
Other financial liabilities	1,256	1,093
Non-current tax payable	136	137
Deferred tax liabilities	3,381	3,472
Provisions	7,700	8,223
Deferred income	315	337
Total non-current liabilities	36,730	37,334
Total liabilities	47,098	51,323
Net assets	55,316	60,670
EQUITY
Treasury shares	(16)	(5)
Reserves	2,233	2,290
Retained earnings	46,262	51,064
Total equity attributable to BHP shareholders	50,647	55,592
Non-controlling interests	4,669	5,078
Total equity	55,316	60,670
BHP Group Limited [member]
EQUITY
Share capital	1,111	1,186
BHP Group Plc [member]
EQUITY
Share capital	$ 1,057	$ 1,057